TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica BlackRock Global Allocation VP (the “portfolio”)

Effective March 2, 2020, the information in the Prospectus and Summary Prospectus under the section entitled “Management” for the portfolio is deleted in its entirety and replaced with the information below.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: BlackRock Investment Management, LLC
Portfolio Managers:

David Clayton, CFA	Portfolio Manager	since 2017
Russ Koesterich, CFA	Portfolio Manager	since 2017
Rick Rieder	Portfolio Manager	since 2019

Effective March 2, 2020, the following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica BlackRock Global Allocation VP

Name	Sub-Adviser	Positions Over Past Five Years
David Clayton, CFA	BlackRock Investment Management, LLC	Managing Director; Member of the Global Allocation Team within BlackRock’s Multi-Asset Strategies Group; Portfolio Manager of the portfolio since 2017; Senior Investor with BlackRock Investment Management, LLC (2010-2016)

Russ Koesterich, CFA	BlackRock Investment Management, LLC	Managing Director; Member of the Global Allocation Team within BlackRock’s Multi-Asset Strategies Group; Portfolio Manager of the portfolio since 2017; Head of Asset Allocation of the portfolio (2016), Global Chief Investment Strategist with BlackRock Investment Management, LLC (2012-2016); Chief Investment Strategist with BlackRock Investment Management, LLC (2010-2012)

Rick Rieder	BlackRock Investment Management, LLC	Portfolio Manager, Global Chief Investment Officer of Fixed Income; Portfolio Manager of the portfolio since 2019; Co-head of BlackRock, Inc.’s Global Fixed Income platform, member of Global Operating Committee and Chairman of the BlackRock, Inc. firm-wide Investment Council; Managing Director of BlackRock Inc. since 2012; Director of BlackRock Inc. (2010 – 2011)

Effective March 2, 2020, the following table replaces the corresponding table in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – BlackRock Investment Management, LLC (“BlackRock”)”:

Transamerica – BlackRock Global Allocation VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
David Clayton, CFA	8	$41.71 billion	4	$17.55 billion	0	$0
Russ Koesterich, CFA	8	$41.71 billion	4	$17.55 billion	9	$0.22 million
Rick Rieder[1]	13	$57.83 billion	20	$17.56 billion	11	$6.44 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

David Clayton, CFA	0	$0	1	$554.60 million	0	$0
Russ Koesterich, CFA	0	$0	1	$554.60 million	0	$0
Rick Rieder[1]	0	$0	0	$0	3	$390.1 million

[1]	As of February 28, 2019.

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Investors Should Retain this Supplement for Future Reference

February 6, 2020